UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona – 2.9%
Phoenix Civic Improvement Corp., RB, Series C (NPFGC),
6.00%, 7/01/35	$10,000	$10,702,900
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds,
4.84%, 1/01/41(a)	25,000	29,758,250

		40,461,150

California – 31.6%
Alameda County Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A,
7.05%, 12/01/44(a)	13,300	17,288,936
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	19,140,270
Series S-3, 6.91%, 10/01/50	14,000	20,584,200
California Infrastructure & Economic Development Bank, RB, Build America Bonds,
6.49%, 5/15/49	1,500	1,825,275
California State Public Works Board, RB, Build America Bonds, Series G-2,
8.36%, 10/01/34	18,145	24,417,908
California State University, RB, Build America Bonds,
6.48%, 11/01/41	3,800	4,489,244
City of San Jose California, Refunding ARB, Series B (AGM),
6.60%, 3/01/41	10,000	11,232,700
County of Sonoma California, Refunding RB, Series A,
6.00%, 12/01/29	14,345	16,666,021
Los Angeles Community College District California, GO, Build America Bonds,
6.60%, 8/01/42(a)	10,000	14,216,300
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40(a)	37,500	45,294,000
7.00%, 7/01/41	17,225	20,622,114
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A,
6.95%, 7/01/40(a)	12,000	14,981,640
Orange County Local Transportation Authority, Refunding RB, Build America Bonds, Series A,
6.91%, 2/15/41(a)	5,000	7,182,300
Palomar Community College District, GO, Build America Bonds,
7.19%, 8/01/45	7,500	8,885,625
Rancho Water District Financing Authority, RB, Build America Bonds,
6.34%, 8/01/40(a)	20,000	22,513,800
Riverside Community College District, GO, Build America Bonds, Series D-1,
7.02%, 8/01/40	11,000	12,891,890
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C,
6.63%, 7/01/40	31,000	36,158,400
San Diego Tobacco Settlement Revenue Funding Corp., RB, Asset-Backed,
7.13%, 6/01/32	1,700	1,601,944
San Francisco City & County Public Utilities Commission, RB, Build America Bonds, Sub-Series E,
6.00%, 11/01/40(a)	21,255	27,006,603
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39	9,035	13,558,644
7.63%, 3/01/40	8,950	13,450,150
7.60%, 11/01/40	15,000	22,710,450
University of California, RB, Build America Bonds(a):
5.95%, 5/15/45	24,000	30,146,880
6.30%, 5/15/50	26,310	31,618,832

		438,484,126

Colorado – 3.6%
Denver City & County School District No. 1, COP, Refunding, Series B,
7.02%, 12/15/37	6,000	8,273,040
Regional Transportation District, COP, Build America Bonds, Series B,
7.67%, 6/01/40	28,000	35,943,040
State of Colorado, COP, Build America Bonds, Series E,
7.02%, 3/15/31	5,000	6,104,650

		50,320,730

District of Columbia – 2.1%
Metropolitan Washington Airports Authority, RB, Build America Bonds, Series D,
8.00%, 10/01/47	10,750	13,386,760
Washington Convention & Sports Authority, Refunding RB, Series C,
7.00%, 10/01/40	15,000	15,960,450

		29,347,210

Florida – 3.2%
City of Fort Lauderdale Florida, RB, Pension Funding,
5.14%, 1/01/32	10,000	10,835,800
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B,
5.91%, 10/01/35(a)	25,000	28,911,000
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B,
6.76%, 10/01/39	1,500	1,823,145
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM),
6.85%, 10/01/40	2,500	2,990,475

		44,560,420

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia – 5.4%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds:
6.64%, 4/01/57	$32,084	$38,392,998
6.66%, 4/01/57	20,665	24,710,174
7.06%, 4/01/57	10,000	11,572,100

		74,675,272

Hawaii – 2.8%
University of Hawaii, RB, Build America Bonds:
Series A-1, 6.03%, 10/01/40	2,500	2,877,225
Series B-1, 6.03%, 10/01/40	30,500	35,510,845

		38,388,070

Illinois – 21.7%
Chicago Board of Education, GO, Build America Bonds,
6.52%, 12/01/40	25,000	29,004,500
Chicago Transit Authority, RB: Build America Bonds, Series B,
6.20%, 12/01/40	16,015	18,756,448
Series A, 6.90%, 12/01/40(a)	4,075	5,234,419
Series B, 6.90%, 12/01/40(a)	4,900	6,294,148
City of Chicago Illinois, GO, Build America Bonds: Recovery Zone,
Series D, 6.26%, 1/01/40	27,180	30,524,227
Series B, 7.52%, 1/01/40	12,665	16,075,938
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General Third Lien, Build America Bonds, Series B:
6.85%, 1/01/38(a)	30,110	35,271,155
6.40%, 1/01/40	1,500	1,998,630
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B,
6.90%, 1/01/40(a)	36,000	47,927,520
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, Series B,
6.74%, 11/01/40	15,250	21,191,705
County of Cook Illinois, GO, Build America Bonds, Series D,
6.23%, 11/15/34(a)	12,900	15,070,296
Illinois Finance Authority, RB, Carle Foundation, Series A,
5.75%, 8/15/34	5,000	5,937,900
Illinois Municipal Electric Agency, RB, Build America Bonds,
7.29%, 2/01/35	15,000	19,071,600
Northern Illinois Municipal Power Agency, RB, Build America Bonds,
7.82%, 1/01/40	5,000	6,619,150
State of Illinois, GO, Build America Bonds,
7.35%, 7/01/35	34,295	42,002,458

		300,980,094

Indiana – 2.6%
Indiana Finance Authority, RB, Build America Bonds,
6.60%, 2/01/39(a)	7,900	10,255,701
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A,
5.59%, 1/01/42	22,290	25,971,416

		36,227,117

Kentucky – 1.5%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp.,
7.67%, 1/15/27(b)	9,400	10,128,124
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C,
5.92%, 11/01/30	10,000	11,412,400

		21,540,524

Maine – 0.4%
Maine Health & Higher Educational Facilities Authority, RB, General Medical Center,
6.75%, 7/01/36	5,000	6,101,900

Maryland – 0.1%
Maryland Community Development Administration, RB, Residential, Series I,
6.50%, 3/01/43	1,000	1,070,030

Massachusetts – 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A,
5.73%, 6/01/40(a)	5,000	6,675,600
Massachusetts HFA, Refunding RB, Series D,
7.02%, 12/01/42	12,000	13,776,120

		20,451,720

Michigan – 2.7%
County of Wayne Michigan, RB, Build America Bonds, Recovery Zone, Economic Development Bonds,
10.00%, 12/01/40	15,000	18,103,500
Detroit City School District, GO, Build America Bonds (Q-SBLF),
6.85%, 5/01/40	10,000	10,815,200
Michigan State University, RB, Build America Bonds, Series A,
6.17%, 2/15/50	5,500	6,678,100
State of Michigan, RB, Build America Bonds, Series B,
7.63%, 9/15/27	2,000	2,572,900

		38,169,700

Minnesota – 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A,
5.93%, 1/01/43	8,000	9,281,760
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C,
6.77%, 1/01/46	5,000	6,764,700

		16,046,460

2	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi – 0.5%
Mississippi Development Bank, RB, Build America Bonds,
6.41%, 1/01/40	$5,000	$6,312,200

Missouri – 1.7%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Curators of the University of Missouri,
7.73%, 1/01/39	11,000	14,370,070
University of Missouri, RB, Build America Bonds,
5.79%, 11/01/41(a)	7,000	9,444,470

		23,814,540

Nevada – 1.1%
County of Clark Nevada, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	11,866,900
Series C, 6.82%, 7/01/45(a)	2,000	2,901,240

		14,768,140

New Jersey – 14.5%
Camden County Improvement Authority, RB, Build America Bonds,
7.75%, 7/01/34	5,000	5,667,200
New Jersey EDA, RB:
Build America Bonds,
Series CC-1, 6.43%, 12/15/35(a)	15,000	17,016,150
Series A (NPFGC), 7.43%, 2/15/29	20,974	27,800,618
New Jersey State Housing & Mortgage Finance Agency, RB, Series C (AGM),
6.65%, 11/01/44	19,800	20,611,800
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	49,905,200
Series F, 7.41%, 1/01/40	6,790	10,314,553
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	10,022,605
Series C, 5.75%, 12/15/28	5,000	6,082,400
Series C, 6.10%, 12/15/28(a)	42,500	50,379,500
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal,
Series P-3, 7.37%, 1/01/40	3,215	3,938,857

		201,738,883

New York – 13.4%
City of New York, New York, GO, Build America Bonds,
5.82%, 10/01/31	15,000	17,747,850
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	2,980,394
Series C, 7.34%, 11/15/39(a)	13,245	20,138,493
Series C-1, 6.69%, 11/15/40	13,000	17,474,470
New York City Municipal Water Finance Authority, RB, Build America Bonds, Second General Resolution,
Series DD, 6.45%, 6/15/41(a)	6,300	7,685,496
New York City Municipal Water Finance Authority, Refunding RB, Build America Bonds, Second General Resolution:
Series AA, 5.79%, 6/15/41(a)	25,000	29,443,500
Series CC, 6.28%, 6/15/42(a)	20,000	24,412,800
Series EE, 6.49%, 6/15/42	2,000	2,441,940
Series GG, 6.12%, 6/15/42	2,445	2,928,157
New York City Transitional Finance Authority, RB, Build America Bonds(a):
Sub-Series B-1, 5.57%, 11/01/38	19,000	23,934,680
Sub-Series C-2, 6.27%, 8/01/39	14,795	17,274,050
New York State Dormitory Authority, RB, Build America Bonds, Series H,
5.39%, 3/15/40(a)	15,000	18,841,950

		185,303,780

Ohio – 5.8%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B,
7.83%, 2/15/41	10,000	14,486,200
County of Hamilton Ohio, RB, Build America Bonds, Series B,
6.50%, 12/01/34	7,000	8,329,720
Franklin County Convention Facilities Authority, RB, Build America Bonds,
6.64%, 12/01/42	30,365	37,304,010
Mariemont City School District, GO, Refunding, Build America Bonds, Series B,
6.55%, 12/01/47(a)	10,055	11,186,690
Princeton City School District, GO, Refunding, Build America Bonds, Series C,
6.09%, 12/01/40(a)	8,540	9,182,635

		80,489,255

Oklahoma – 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B,
6.44%, 1/01/45	3,500	4,277,350

Pennsylvania – 1.3%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B,
6.53%, 6/15/39	12,250	15,022,542
Pennsylvania Turnpike Commission, RB, Build America Bonds, Sub-Series E,
6.38%, 12/01/37	2,680	3,190,594

		18,213,136

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico – 0.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.50%, 8/01/44	$5,000	$5,670,300

South Carolina – 1.0%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C,
6.45%, 1/01/50	10,000	13,721,100

Tennessee – 3.4%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43	35,105	44,598,796
Series B, 6.73%, 7/01/43	2,500	3,222,275

		47,821,071

Texas – 9.7%
Bexar County Hospital District, GO, Build America Bonds,
5.41%, 2/15/40(a)	20,000	22,128,200
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities,
5.75%, 11/15/42	10,000	10,295,600
City of San Antonio Texas, RB, Build America Bonds,
6.17%, 2/01/41	19,000	22,526,020
City of San Antonio Texas, Refunding RB, Build America Bonds,
6.31%, 2/01/37(a)	35,000	41,909,700
Cypress-Fairbanks ISD, GO, Build America Bonds, Direct Payment,
6.63%, 2/15/38	14,000	16,698,220
Dallas Area Rapid Transit, RB, Build America Bonds,
5.02%, 12/01/48	2,500	3,125,000
Katy ISD Texas, GO, Build America Bonds (PSF-GTD),
6.35%, 2/15/41(a)	5,000	5,798,450
North Texas Municipal Water District, RB, Build America Bonds,
6.01%, 9/01/40(a)	10,000	11,745,300

		134,226,490

Utah – 3.3%
County of Utah, RB, Build America Bonds, Recovery Zone, Series C,
7.13%, 12/01/39	11,800	13,653,190
Utah Transit Authority, RB, Build America Bond, Subordinated,
5.71%, 6/15/40	26,405	31,593,318

		45,246,508

Virginia – 0.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossing OPCO LLC Project, AMT,
5.50%, 1/01/42	6,250	6,803,125

Washington – 1.5%
Port of Seattle Washington, RB, Series B1,
7.00%, 5/01/36	5,000	5,916,350
Washington State Convention Center Public Facilities District, RB, Build America Bonds,
6.79%, 7/01/40	12,350	15,378,343

		21,294,693

West Virginia – 0.3%
Tobacco Settlement Finance Authority, RB, Series A,
7.47%, 6/01/47	4,985	4,340,689

Total Long-Term Investments (Cost – $1,646,684,430) – 142.0%		1,970,865,783

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(c)(d)	17,881,679	17,881,679

Total Short-Term Securities (Cost – $17,881,679) – 1.3%		17,881,679

Total Investments (Cost – $1,664,566,109*) – 143.3%		1,988,747,462
Liabilities in Excess of Other Assets – (43.3)%		(600,994,434)

Net Assets – 100.0% $		$1,387,753,028

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,664,566,109

Gross unrealized appreciation	$324,279,201
Gross unrealized depreciation	(97,848)

Net unrealized appreciation	$324,181,353

4	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at July 31, 2012	Net Activity	Shares held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,243,334	16,638,345	17,881,679	$12,100	$231

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	ISD	Independent School District
	NPFGC	National Public Finance Guarantee Corp.
	PSF-GTD	Permanent School Fund Guaranteed
	Q-SBLF	Qualified School Bond Loan Fund
	RB	Revenue Bonds

•	Reverse repurchase agreements outstanding as of April 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	$275,148,581	$275,553,662
Deutsche Securities, Inc.	0.50%	1/15/13	Open	49,017,150	49,088,633
Deutsche Securities, Inc.	0.55%	1/15/13	Open	91,233,756	91,380,110
Barclays Capital, Inc.	0.50%	2/07/13	Open	15,186,938	15,204,234
Barclays Capital, Inc.	0.55%	2/07/13	Open	24,131,250	24,161,481
Credit Suisse Securities (USA) LLC	0.50%	2/28/13	Open	10,331,513	10,340,409
Deutsche Bank AG	0.55%	3/28/13	Open	8,571,500	8,575,952
Barclays Capital, Inc.	0.50%	4/02/13	Open	129,101,490	129,151,697
Credit Suisse Securities (USA) LLC	0.50%	4/29/13	Open	8,796,200	8,796,444
Credit Suisse Securities (USA) LLC	0.50%	4/30/13	Open	18,410,550	18,410,806

Total				$629,928,928	$630,663,428

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(320)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$42,675,000	$(15,419)
(1,445)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	$214,401,875	(6,305,027)

Total					$(6,320,446)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$1,970,865,783	–	$1,970,865,783
Short-Term Securities	$17,881,679	–	–	17,881,679

Total	$17,881,679	$1,970,865,783	–	$1,988,747,462

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(6,320,446)	–	–	$(6,320,446)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK BUILD AMERICA BOND TRUST	April 30,, 2013

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$4,035,000	–	–	$4,035,000
Liabilities:
Bank overdraft	–	$(9,785)	–	(9,785)
Cash held as collateral for reverse repurchase agreements	–	(5,988,000)	–	(5,988,000)
Reverse repurchase agreements	–	(629,928,928)	–	(629,928,928)

Total	$4,035,000	$(635,926,713)	–	$(631,891,713)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: June 24, 2013